Movements in Allowances for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 7,821	$ 7,609	$ 3,942
Allowance/(recovery) made during the year	(34)	212	3,667
Balance at end of year	$ 7,787	$ 7,821	$ 7,609